Disclosure of detailed information about convertible redeemable preferred shares (Details) - CAD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Convertible redeemable preferred shares, beginning of period				$ 2,646,000
Increase in fair value of convertible redeemable preferred shares				535,500	$ 131,250	$ 0
Converted to common shares				(2,189,250)	(110,250)
Convertible redeemable preferred shares, end of period				$ 3,354,750	$ 2,646,000
Series A1 Preferred Shares [Member]
Statement [Line Items]
Beginning Balance (Shares)				480	0
Convertible redeemable preferred shares, beginning of period				$ 2,646,000	$ 0
Increase (decrease) in number of shares outstanding			500		500
Preferred shares issued			$ 2,625,000		$ 2,625,000
Increase in fair value of convertible redeemable preferred shares				$ 385,875	$ 131,250
Converted to common shares (Shares)				(300)	(20)
Converted to common shares				$ (1,850,625)	$ (110,250)
Ending Balance (Shares)				180	480	0
Convertible redeemable preferred shares, end of period				$ 1,181,250	$ 2,646,000	$ 0
Series B1 Preferred Shares [Member]
Statement [Line Items]
Beginning Balance (Shares)				0
Convertible redeemable preferred shares, beginning of period				$ 0
Increase (decrease) in number of shares outstanding		300		300
Preferred shares issued		$ 1,575,000		$ 1,575,000
Increase in fair value of convertible redeemable preferred shares				$ 149,625
Converted to common shares (Shares)				(60)
Converted to common shares				$ (338,625)
Ending Balance (Shares)				240	0
Convertible redeemable preferred shares, end of period				$ 1,386,000	$ 0
Series C1 Preferred Shares [Member]
Statement [Line Items]
Beginning Balance (Shares)				0
Convertible redeemable preferred shares, beginning of period				$ 0
Increase (decrease) in number of shares outstanding	150			150
Preferred shares issued	$ 787,500			$ 787,500
Ending Balance (Shares)				150	0
Convertible redeemable preferred shares, end of period				$ 787,500	$ 0
A1, B1 and C1 Preferred Shares [Member]
Statement [Line Items]
Ending Balance (Shares)				570
Convertible redeemable preferred shares, end of period				$ 3,354,750